Vessels and other fixed assets, net and Advances for vessels under construction (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2023	$3,508,701	$(968,958)	$2,539,743
- Acquisition of vessels and other fixed assets, vessel improvements and other vessel costs	1,037,091	—	1,037,091
- Vessel sales	(217,462)	64,285	(153,177)
- Depreciation for the period	—	(75,537)	(75,537)
Balance, June 30, 2024	$4,328,330	$(980,210)	$3,348,120

Vessels and other fixed assets, net and Advances for vessels under construction - Vessels under construction (Table)
Balance, December 31, 2023	$—
- Pre-delivery yard installments and capitalized expenses	18,716
- Capitalized interest and finance costs	500
Balance, June 30, 2024	$19,216